Consolidated Statements of Operations and Comprehensive Loss (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
OPERATING EXPENSES
General and administrative expense	$ 285,783	$ 530,998	$ 909,729
Total operating expenses	285,783	530,998	909,729
LOSS FROM OPERATIONS	(285,783)	(530,998)	(909,729)
OTHER INCOME/(EXPENSE)
Other income/(expense)			230
Interest income	1,110	2,530	113,165
Impairment charges on receivable from YR TV Station			(3,345,284)
Total other income/(expense)	1,110	2,530	(3,231,889)
INCOME TAX
NET LOSS	(284,673)	(528,468)	(4,141,618)
Less: Net loss/(income) attributable to the non-controlling interest		14,037	20,789
NET LOSS ATTRIBUTABLE TO CHINA NETWORKS INTERNATIONAL HOLDINGS, LTD.	(284,673)	(514,431)	(4,120,829)
Dividend on preferred stock	(234,475)	(85,234)	(284,475)
OTHER COMPREHENSIVE INCOME
Foreign currency translation adjustment	(119,072)	97,921	7,666
COMPREHENSIVE LOSS	$ (638,220)	$ (501,744)	$ (4,397,638)
Basic and diluted loss per common share	$ (0.008)	$ (0.01)	$ (0.05)
Weighted average shares outstanding	83,173,778	83,109,978	83,109,978